Investment in equity accounted investees (Details) ₨ in Millions, $ in Millions		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Investments accounted for using equity method [Line Items]
Investments accounted for using equity method		₨ 3,375	$ 46	₨ 2,763
Kunshan Rotam Reddy Pharmaceuticals Co. Limited [Member]
Investments accounted for using equity method [Line Items]
Investments accounted for using equity method	[1]	3,307		2,714	₨ 2,464
DRES energy private limited [Member]
Investments accounted for using equity method [Line Items]
Investments accounted for using equity method		₨ 68		₨ 49	₨ 65

[1]	Includes Rs.181 representing the goodwill on acquisition of investment.